Goodwill and Intangible Assets	12 Months Ended
Jun. 28, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
Due to the pending LED Divestiture, the Company’s continuing operations consist of the Wolfspeed business. Goodwill for Wolfspeed as of June 28, 2020 and June 30, 2019 was $349.7 million. Goodwill for the former LED Products segment as of June 28, 2020 and June 30, 2019 was $180.3 million, which is classified as long-term assets of discontinued operations on the consolidated balance sheets.
Intangible Assets
Intangible assets, net included the following:

	June 28, 2020			June 30, 2019
(in millions of U.S. Dollars)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships	$96.8	($19.0)	$77.8	$96.8	($12.8)	$84.0
Developed technology	68.0	(22.8)	45.2	69.0	(17.6)	51.4
Non-compete agreements	12.2	(7.1)	5.1	12.2	(4.1)	8.1
Acquisition related intangible assets	177.0	(48.9)	128.1	178.0	(34.5)	143.5
Patent and licensing rights	69.3	(40.5)	28.8	77.7	(47.1)	30.6
Total intangible assets	246.3	(89.4)	156.9	255.7	(81.6)	174.1
Total amortization of acquisition-related intangibles assets was $14.5 million, $15.6 million and $7.2 million and total amortization of patents and licensing rights was $5.9 million, $5.7 million and $4.8 million for the years ended June 28, 2020, June 30, 2019 and June 24, 2018, respectively.
In the first quarter of fiscal 2020, $0.9 million of developed technology, net relating to a favorable lease was reclassified as a right-of-use asset in accordance with the Company's adoption of ASC 842, Leases.
The Company invested $4.4 million, $3.3 million and $2.5 million for the years ended June 28, 2020, June 30, 2019 and June 24, 2018, respectively, for patent and licensing rights. For the fiscal years ended June 28, 2020, June 30, 2019 and June 24, 2018, the Company recognized $1.2 million, $0.6 million and $0.5 million, respectively, in impairment charges related to its patent portfolio.
Total future amortization expense of intangible assets is estimated to be as follows:

(in millions of U.S. Dollars) Fiscal Year Ending	Acquisition Related Intangibles	Patents	Total
June 27, 2021	$14.5	$4.8	$19.3
June 26, 2022	13.5	4.1	17.6
June 25, 2023	11.0	3.5	14.5
June 30, 2024	10.4	2.9	13.3
June 29, 2025	10.4	2.3	12.7
Thereafter	68.3	11.2	79.5
Total future amortization expense	$128.1	$28.8	$156.9